Financial Instruments by Category - Summary of Gains and Losses on Financial Instruments (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 16,880	$ 7,363	$ 7,665
Interest loss	(71,870)	(65,821)	(48,136)
Net financial accretion	(13,628)	(8,794)	(5,592)
Net exchange differences	23,012	36,102	47,935
Fair value gains on financial assets at fair value through profit or loss	10,869	3,862	(1,449)
Result from derivative financial instruments	(1,048)	(860)	(293)
Results from transactions with financial assets		9,786
Result from financial instruments exchange	0	1,330	0
Result from debt exchange	1,855	(2,097)	0
Result from net monetary position	12,384	7,828	5,904
Net financial results	(21,546)	(11,301)	6,034
Financial and non-financial Assets / Liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	16,880	7,363	7,665
Interest loss	(71,870)	(65,821)	(48,136)
Net financial accretion	(13,628)	(8,794)	(5,592)
Net exchange differences	23,012	36,102	47,935
Result from debt exchange	1,855	(2,097)
Result from net monetary position	12,384	7,828	5,904
Net financial results	(31,367)	(25,419)	7,776
Financial Assets / Liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains on financial assets at fair value through profit or loss	10,869	3,862	(1,449)
Result from derivative financial instruments	(1,048)	(860)	(293)
Results from transactions with financial assets		9,786
Result from financial instruments exchange		1,330
Net financial results	$ 9,821	$ 14,118	$ (1,742)